Document And Entity Information	Mar. 27, 2026
Document Information [Line Items]
Entity, Registrant Name	iShares® Staked Ethereum Trust ETF
Document, Type	8-K
Document, Period End Date	Mar. 27, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-43185
Entity, Tax Identification Number	41-2865343
Entity, Address, Address Line One	c/o iShares Delaware Trust Sponsor LLC
Entity, Address, Address Line Two	400 Howard Street
Entity, Address, City or Town	San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	670-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares
Trading Symbol	ETHB
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	true
Amendment Flag	false
Entity, Central Index Key	0002099103